Offerings	Sep. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.250% Notes due 2029
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99959
Maximum Aggregate Offering Price	$ 499,795,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,021.69
Offering Note	Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.450% Notes due 2032
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99841
Maximum Aggregate Offering Price	$ 499,205,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,940.21
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.850% Notes due 2037
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99918
Maximum Aggregate Offering Price	$ 499,590,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,993.38
Offering Note	See Note 1.